FORWARD FUNDS

Supplement dated August 7, 2015

to the

Forward Balanced Allocation Fund Investor Class and Institutional Class Summary Prospectus, Forward

Balanced Allocation Fund Class A and Class C Summary Prospectus, Forward Growth & Income

Allocation Fund Investor Class and Institutional Class Summary Prospectus, Forward Growth & Income

Allocation Fund Class A and Class C Summary Prospectus, Forward Growth Allocation Fund Investor

Class and Institutional Class Summary Prospectus, Forward Growth Allocation Fund Class A and Class C

Summary Prospectus, Forward Income Builder Fund Investor Class and Institutional Class Summary

Prospectus, Forward Income Builder Fund Class A and Class C Summary Prospectus, Forward

Multi-Strategy Fund Investor Class and Institutional Class Summary Prospectus (“Multi-Strategy Fund

No-Load Summary Prospectus”) and Forward Multi-Strategy Fund Class A and Class C Summary

Prospectus (“Multi-Strategy Fund Load Summary Prospectus”), Forward Funds Investor Class and

Institutional Class Prospectus (“No-Load Prospectus”), Forward Funds Class A, Class B, Class C and

Advisor Class Prospectus (“Load Prospectus”), and Forward Funds Class Z Prospectus (“Class Z Prospectus”)

each dated May 1, 2015, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective August 24, 2015, the Allocation Funds (as defined below) will have the ability to invest in certain of the related investment companies managed by subsidiaries of Salient Partners, L.P. (“Salient”). Accordingly, effective August 24, 2015, the following changes shall be made:

The following information applies to the Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward Income Builder Fund and Forward Multi-Strategy Fund (each an “Allocation Fund” and collectively, the “Allocation Funds”) only:

Change in Principal Investment Strategies

The first sentence of the section titled “Principal Investment Strategies” in each Allocation Fund’s “Fund Summary” section in the No-Load Prospectus, the Load Prospectus and the summary prospectuses shall be revised to read as follows:

The Fund is a “fund of funds” that primarily invests in other Forward Funds and certain of the related investment companies managed by subsidiaries of Salient Partners, L.P. (“Underlying Funds”).

Change in Security Types

The first sentence under the heading “Security Types of the Allocations Funds” in the section titled “Security Types” in the No-Load Prospectus and the Load Prospectus shall be revised to read as follows:

The Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward Income Builder Fund, and Forward Multi-Strategy Fund (each an “Allocation Fund” and collectively, the “Allocation Funds”) invest in Class Z shares of other Forward Funds and Class I shares of certain of the related investment companies managed by subsidiaries of Salient Partners, L.P. (“Salient”).

Revision to Discussion of Principal Risks

The first sentence of the second paragraph under the heading “Allocation” in the section titled “Discussion of Principal and Non-Principal Risks” in the No-Load Prospectus and the Load Prospectus shall be revised to read as follows:

In addition, potential conflicts of interest may arise in connection with Forward Management or its affiliates serving as investment advisor to the Allocation Funds and the Underlying Funds.

Additionally, the first sentence of the second paragraph under the heading “Underlying Fund” in the section titled “Discussion of Principal and Non-Principal Risks” in the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus shall be revised to read as follows:

In addition, potential conflicts of interest may arise in connection with Forward Management or its affiliates serving as investment advisor to the Underlying Funds and the Allocation Funds.

Change to Management of the Funds

The following sentences shall be added to the end of the third paragraph under the heading “Investment Advisor/Portfolio Managers” in the section titled “Management of the Funds” in the No-Load Prospectus, the Load Prospectus and the Class Z Prospectus:

Additionally, following Salient’s acquisition of Forward Management, the Funds and the registered investment companies managed by subsidiaries of Salient (the “Salient Funds”) are now related investment companies. Further integration of the Funds and the Salient Funds will occur in the future.

Addition of Information about the Salient Funds

The following information and table shall be added to the end of the section titled “Management of the Funds” in the No-Load Prospectus and the Load Prospectus:

Important Information about the Salient Funds

The Allocation Funds may invest in the Class I shares of the following Salient Funds. However, in accordance with the Allocation Funds’ investment goals and strategies, Forward Management may select additional Salient Funds for investment. For a complete description of a Salient Fund, please see the Fund’s prospectus, which is available free of charge by calling 866-667-9228 or visiting www.salientpartners.com/funds.

The chart below sets forth the expense ratio, after fee waivers (based on information as of December 31, 2014), for each of the Salient Funds in which the Allocation Funds may currently invest.

Salient Fund	Expense Ratio
Salient Alternative Beta Fund (Class I)	1.42%
Salient Trend Fund (Class I)	1.48%

For the remainder of this section, “Fund” will refer to the applicable Salient Fund discussed therein.

Salient Alternative Beta Fund: The Salient Alternative Beta Fund seeks long term capital appreciation with low correlation to traditional core equity and bond market exposures. The Fund invests both long and short primarily in futures and forward contracts but may also invest in other financial instruments, which may include securities as well as derivatives, in order to gain exposure to a variety of non-traditional risk premia identified by the Advisor. Risk premia, plural for a risk premium, are the excess positive expected returns from exposures to or strategies in various asset classes/markets and investment styles (as discussed below) above the risk-free rate represented by cash or government bonds. The Fund will also hold a large portion of its assets either directly or indirectly (through the Alternative Beta Subsidiary) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

The Advisor’s investment process begins with analysis and systematic identification of various factors, which may include by way of example but not limitation market inefficiencies, market participant behaviors, supply and demand imbalances, market expectations and cyclical trends that the Advisor believes provide non-traditional risk premia. Once identified, the Advisor determines which global markets (such as equity, commodity, currency, interest rate and other markets) are appropriate for each risk premium and whether to gain exposure to the risk premium by directly investing in financial instruments using its own systematic strategies, or indirectly by entering into a derivatives transaction with a third party. The Advisor constructs a portfolio in which it attempts to balance the risk contribution of the risk premia or investment strategies and for which it targets a 15% annualized standard deviation of returns. The risk calculation is derived from each strategy’s standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The portfolio is rebalanced dynamically according to this framework on at least a monthly basis, although rebalancing may occur more frequently.

Salient Advisors, L.P. (“Salient Advisors”) serves as Advisor to the Salient Alternative Beta Fund. Salient Advisors is a wholly-owned subsidiary of Salient.

Salient Trend Fund: The Salient Trend Fund seeks long term capital appreciation with low correlation to traditional core equity and bond market exposures. The Fund invests both long and short primarily in futures contracts and other financially-linked derivatives and instruments in order to gain exposure to momentum, which is defined as the continuation of recent price trends, across a variety of global markets and asset classes. The Fund will also hold a large portion of its assets either directly or indirectly (through the Trend Subsidiary) in cash, money market instruments or other cash equivalents, some of which will serve as margin or collateral for the Fund’s futures contracts or other derivatives positions.

The Advisor’s investment process begins with the construction of a proprietary, systematic trend-following strategy. Next, the Advisor determines which global markets are appropriate for this strategy. In certain circumstances, the Advisor may limit or cap the exposure to certain markets/instruments to reflect more limited liquidity in those markets/instruments. The Advisor then constructs a portfolio in which it attempts to balance the risk contribution of each trend-following strategy and the asset classes within each strategy and for which it targets a 20% annualized standard deviation of returns. The risk calculation is derived from each strategy’s standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The portfolio is rebalanced dynamically according to this framework on at least a monthly basis, although rebalancing may occur more frequently.

Salient Advisors serves as Advisor to the Salient Trend Fund.

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The following information applies to the Forward Multi-Strategy Fund (the “Multi-Strategy Fund”) only:

Changes in Principal Investment Strategies

Effective August 24, 2015, the sixth sentence of the section titled “Principal Investment Strategies” in the Multi-Strategy Fund’s “Fund Summary” section in the No-Load Prospectus, the Load Prospectus, the Multi-Strategy Fund No-Load Summary Prospectus and the Multi-Strategy Fund Load Summary Prospectus shall be revised to read as follows:

The strategies and asset classes of the Underlying Funds may include: long/short strategies, momentum strategies, tactical strategies, U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market.

Addition of Principal Risks

Effective August 24, 2015, the following principal risks shall be added to the section titled “Principal Risks” in the Multi-Strategy Fund’s “Fund Summary” section in the No-Load Prospectus, the Load Prospectus, the Multi-Strategy Fund No-Load Summary Prospectus and the Multi-Strategy Fund Load Summary Prospectus:

Commodity Sector: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Currency Transactions: A security denominated in a foreign currency will fluctuate if there is a change in currency exchange rates or exchange control regulations, and adverse fluctuations will reduce the value of the Fund’s shares. Conversion between currencies can result in additional costs for the Fund and conversion may be limited by certain foreign countries. Fund managers are authorized to hedge against currency risks but are not required to do so.

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be inversely affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Foreign Securities: Foreign securities present greater investment risks than investing in the securities of U.S. companies. These risks include unstable political, social and economic conditions, greater illiquidity and volatility, currency exchange rate fluctuations, foreign exchange controls, different laws and legal systems, and less availability of information about issuers.

Liquidity: Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity for a variety of reasons. In addition, certain types of securities, such as derivative based securities and privately issued mortgage-related securities and other asset-backed securities without a government or government-sponsored guarantee, are subject to greater liquidity risk.

Momentum Style: Investing in or having exposure to securities that exhibit momentum may be more volatile than a broad cross-section of securities. In addition, during periods when the momentum style of investing is out of favor, the Fund’s investment performance may suffer to the extent it is using a momentum strategy.

Short Sales: While short sales can be used to further the Fund’s investment objective, under certain market conditions they can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. The Fund may not be able to close out a short position at an acceptable time or price because it has to borrow the securities to effect the short sale and, if the lender demands that the securities be returned, the Fund must deliver them promptly, either by borrowing from another lender or buying the securities in the open market. Because of the leveraging aspect of short selling (i.e., borrowing securities for the purpose of selling them to another party), adverse changes in the value of securities sold short can result in losses greater than the proceeds obtained by the Fund in the short sale, and may cause the Fund’s share price to be volatile.

Small and Medium Capitalization Stocks: Investment in securities of smaller companies presents greater investment risks than investing in the securities of larger companies. These risks include greater price volatility, greater sensitivity to changing economic conditions, and less liquidity than the securities of larger, more mature companies.

Subsidiary: By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“1940 Act”), and, unless otherwise noted in the Fund’s prospectus, is not subject to all of the provisions of the 1940 Act.

Tax Reform: Changes or proposed changes in federal tax laws could impact the value of the debt securities of municipal issuers that the Fund may purchase. Also, the failure or possible failure of such debt issuances to qualify for tax exempt treatment may cause the prices of such municipal securities to decline, possibly adversely affecting the value of the Fund’s portfolio, and such a failure could also result in additional taxable income to the Fund and/or shareholders.

Additionally, effective August 24, 2015, the information concerning the Multi-Strategy Fund’s exposure to the following principal risks as contained in the table in the section titled “Discussion of Principal and Non-Principal Risks” in the No-Load Prospectus and the Load Prospectus shall be revised to read as follows:

Risks:	Forward Multi- Strategy Fund
Commodity Sector	P
Currency Transactions	P
Debt Securities	P
Foreign Securities	P
Liquidity	P
Momentum Style	P
Short Sales	P
Small and Medium Capitalization Stocks	P
Subsidiary	P
Tax Reform	P

In addition, effective August 24, 2015, the following principal risk shall be added in the section titled “Discussion of Principal and Non-Principal Risks” in the No-Load Prospectus and the Load Prospectus:

Momentum Style

Since investing with a momentum strategy entails establishing long positions in securities that have had positive recent returns and short positions in securities that have had negative recent returns, there is the risk that these securities may be more volatile than a broad cross-section of securities. Momentum can turn quickly and cause significant variation from other types of investments. In addition, during periods when the momentum style is out of favor, the investment performance of a Fund overusing a momentum strategy over this period may suffer.

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The following information applies to the Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, and Forward Income Builder Fund (the “Funds”) only:

Change to Discussion of Principal and Non-Principal Risks Table

Effective August 24, 2015, the information concerning the Funds’ exposures to the following principal risks as contained in the table in the section titled “Discussion of Principal and Non-Principal Risks” in the No-Load Prospectus and the Load Prospectus shall be revised to read as follows:

Risks:	Forward Balanced Allocation Fund	Forward Growth & Income Allocation Fund	Forward Growth Allocation Fund	Forward Income Builder Fund
Commodity Sector	NP	NP	NP	NP
Currency Transactions	NP	NP	NP	P
Foreign Securities	NP	P	NP	P
Momentum Style	NP	NP	NP	NP
Short Sales	NP	NP	NP	P
Small and Medium Capitalization Stocks	NP	NP	NP	NP
Subsidiary	NP	NP	NP	NP
Tax Reform	NP	NP	NP	P

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP ALLOC & SF 08072015

FORWARD FUNDS

Supplement dated August 7, 2015

to the

Forward Funds Statement of Additional Information (“SAI”)

each dated May 1, 2015, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective August 24, 2015, the Allocation Funds will have the ability to invest in certain of the related investment companies managed by subsidiaries of Salient Partners, L.P. (“Salient”). Accordingly, effective August 24, 2015, the following changes shall be made:

Changes to Investment Advisory and Other Services

The following sentences shall be added to the end of the fifth paragraph under the heading/subheading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Advisor” in the SAI:

Additionally, following Salient’s acquisition of Forward Management, the Funds and the registered investment companies managed by subsidiaries of Salient (the “Salient Funds”) are now related investment companies. Further integration of the Funds and the Salient Funds will occur in the future.

Changes to Determination of Share Price

The third paragraph in the section titled “DETERMINATION OF SHARE PRICE” in the SAI shall be revised to read as follows:

The assets of each Allocation Fund consist primarily of Class Z shares or Institutional Class shares of other Forward Funds and Class I shares of the Salient Funds, which are valued at their respective NAVs.

Addition to Additional Investment Techniques and Risks

The following information shall be added in the section titled “ADDITIONAL INVESTMENT TECHNIQUES AND RISKS” in the SAI:

Investments in Underlying Funds

The Allocation Funds invest substantially all or a significant portion of their assets in underlying Funds. Please see each Allocation Fund’s “Principal Investment Strategy” as set forth in the “Fund Summary” sections of the prospectuses for a description of the asset allocation strategies and general investment policies of each Fund. In some cases, the Allocation Funds may be the predominant or sole shareholders of a particular underlying Fund. As such, investment decisions made with respect to the Allocation Funds could, under certain circumstances, negatively impact the underlying Funds.

For instance, the Allocation Funds may purchase and redeem shares of an underlying Fund as part of a reallocation or rebalancing strategy, which may result in the underlying Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could increase an underlying Fund’s transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains.

Additionally, as the Allocation Funds may invest substantially all or a significant portion of their assets in underlying Funds, the underlying Funds may not acquire securities of other registered open-end investment companies in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act, thus limiting the underlying Funds’ investment flexibility.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP ALLOC & SF SAI 08072015